NON-CONTROLLING INTEREST - Financial information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of noncontrolling interest [line items]
Non-controlling Interest share of equity	$ 16,296,936	$ 15,711,661
Non-controlling interest share of net income	1,493,300	1,176,390	$ 1,438,113
Dividends paid to non-controlling interest	$ (662,266)	$ (667,330)	$ (915,933)
Corporacion Financiera Colombiana S.A.
Disclosure of noncontrolling interest [line items]
Country	Colombia	Colombia
Non-controlling Interest	59.47%	59.47%
Non-controlling Interest share of equity	$ 10,953,814	$ 10,522,067
Non-controlling interest share of net income	979,300	776,960
Dividends paid to non-controlling interest	$ (491,683)	$ (495,436)
Banco de Bogota S.A.
Disclosure of noncontrolling interest [line items]
Country	Colombia	Colombia
Non-controlling Interest	31.07%	31.07%
Non-controlling Interest share of equity	$ 2,532,890	$ 2,560,159
Non-controlling interest share of net income	246,907	230,718
Dividends paid to non-controlling interest	$ (135,915)	$ (142,352)
Banco de Occidente S.A.
Disclosure of noncontrolling interest [line items]
Country	Colombia	Colombia
Non-controlling Interest	27.73%	27.73%
Non-controlling Interest share of equity	$ 1,317,614	$ 1,307,098
Non-controlling interest share of net income	97,696	72,105
Dividends paid to non-controlling interest	$ (34,463)	$ (28,379)
Sociedad Administradora de Fondos de Pensiones, Cesantias y del CCAI Porvenir S.A.
Disclosure of noncontrolling interest [line items]
Country	Colombia	Colombia
Non-controlling Interest	24.24%	24.24%
Non-controlling Interest share of equity	$ 1,007,901	$ 843,566
Non-controlling interest share of net income	167,091	155,710
Dividends paid to non-controlling interest	$ (3)	$ (2)
Banco Comercial AV Villas S.A.
Disclosure of noncontrolling interest [line items]
Country	Colombia	Colombia
Non-controlling Interest	20.13%	20.13%
Non-controlling Interest share of equity	$ 318,202	$ 311,730
Non-controlling interest share of net income	3,903	(26,171)
Dividends paid to non-controlling interest	$ (45)	$ (135)
Banco Popular S.A.
Disclosure of noncontrolling interest [line items]
Country	Colombia	Colombia
Non-controlling Interest	6.13%	6.26%
Non-controlling Interest share of equity	$ 153,628	$ 158,425
Non-controlling interest share of net income	(4,840)	(32,932)
Dividends paid to non-controlling interest	$ (157)	$ (1,026)
Aval Casa de Bolsa S.A
Disclosure of noncontrolling interest [line items]
Country	Colombia	Colombia
Non-controlling Interest	13.60%	13.60%
Non-controlling Interest share of equity	$ 9,448	$ 6,757
Non-controlling interest share of net income	$ 1,324
Aval Fiduciaria S.A.
Disclosure of noncontrolling interest [line items]
Country	Colombia	Colombia
Non-controlling Interest	1.53%	3.27%
Non-controlling Interest share of equity	$ 1,770	$ 1,859
Non-controlling interest share of net income	$ 250
Aval Banca de Inversion S.A.S.
Disclosure of noncontrolling interest [line items]
Country	Colombia
Non-controlling Interest	17.84%
Non-controlling Interest share of equity	$ 1,669
Non-controlling interest share of net income	$ 1,669